First Trust Emerging Markets Human Flourishing ETF Investment Strategy - First Trust Emerging Markets Human Flourishing ETF	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in the securities that comprise the Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Index is owned and was developed and sponsored by Oak City Consulting, LLC (the “Index Provider”). The Index Provider has retained Bloomberg Index Services Limited to calculate and maintain the Index. First Trust Advisors L.P., the Fund's investment advisor, maintains no discretion with regard to the compilation and composition of the Index or any changes thereto. According to the Index Provider, the Index is constructed to track the performance of companies in emerging market countries according to Bloomberg’s country classification that also have a high Human Dignity Score. To be eligible for inclusion in the Index, a security must be a constituent of the Bloomberg Emerging Markets Large & Mid Cap universe, meet the market capitalization and liquidity standards of the Index and be issued by a company domiciled in a country that has a sufficient Human Dignity Score, according to data from Freedom House. The Index also screens securities for involvement in Human Flourishing, utilizing data from a third-party provider. Securities of companies with any of the below characteristics are not classified as Human Flourishing and are ineligible for inclusion in the Index: ●any known use of forced labor, slavery, child labor, and discrimination or sexual exploitation; ●are on the watchlist or non-compliant with the United Nations Global Compact (UNGC) Principles of Human Rights, Labor and Anti-Corruption; ●any known involvement in providing abortion or contraceptive surgical procedures; ●derive any revenue from adult entertainment; ●derive 10% or more revenue from gambling; ●derive 10% or more revenue from alcoholic beverages; or ●derive 10% or more revenue from tobacco products. The Index Provider generates a Human Dignity Score for each emerging markets country from the Bloomberg Global Equity Index on a number of data points sourced from Freedom House that are associated with freedom of expression and belief as well as religious persecution. Freedom of expression and belief refers to the extent in which a particular country has free and independent media, allows for individuals to practice and express their religious faith, has academic freedom, and allows individuals to express their personal views on political or other sensitive topics. Religious persecution refers to the laws, policies, and practices of a particular country guaranteeing equal treatment of various segments of the population. Securities issued by companies domiciled in countries that do not score in the top 50th percentile of the Human Dignity Score rankings are excluded from inclusion in the Index. The securities that pass those screens are then ranked according to free float market capitalization, with all but the 150 largest securities excluded from inclusion. Of the remaining 150 securities, the 100 securities with the highest Quality Score are selected for inclusion in the Index. The Index Provider derives a Quality Score from an analysis of a security’s variability, profitability and leverage. A security's variability is measured based on the degree to which its net income and revenue have fluctuated over the prior five years. A security's profitability is measured based upon its return on assets and its profit margin over the prior twelve months. A security's leverage is measured based upon the ratio of its short and long-term debt to the company's total assets. Securities from the same issuer will be subject to conditions controlled by the Index Provider to determine Index eligibility. Selected securities are weighted in the Index based upon free-float market capitalization, subject to a maximum weighting of 8%. These weights are maintained for the five securities with the largest free float market capitalization, and all other securities in the Index are subject to a maximum weighting of 4%. Thus, no security may be weighted above 8% and only five securities may exceed 4%. The term “free float” is used to capture the portion of all of an issuer’s outstanding securities that can be publicly traded, and thus excludes locked-in securities held by an issuer’s affiliates, officers or promoters or securities subject to some other restrictive arrangement that prevents them from being freely traded. Aggregate exposure to a single country is capped at 20% at the time of rebalance. Aggregate exposure to a single sector is capped at 10% above the starting sector weight of the Bloomberg Emerging Markets Large & Mid Cap universe at the time of rebalance. Any excess weight from capping a country or sector is then redistributed proportionally to the remaining uncapped country or sector weights. If this weighting scheme still cannot be satisfied, the sector exposure cap is removed. The Fund may invest in common stocks, depositary receipts, preferred securities, real estate investment trusts (“REITs”), securities that trade on non-U.S. exchanges and securities that are denominated in non-U.S. dollar currencies. As of December 31, 2025, the Index was composed of 101 securities with a market capitalization range of $4.11 billion to $1.28 trillion. The Index is reconstituted and rebalanced semi-annually and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The Fund will be concentrated (i.e., invest more than 25% of Fund assets) in an industry or a group of industries to the extent that the Index is so concentrated. As of December 31, 2025, the Fund had significant investments in financial companies, information technology companies, South Korean issuers, Asian issuers and Latin American issuers, although this may change from time to time. The Fund's investments will change as the Index changes and, as a result, the Fund may have significant investments in jurisdictions or investment sectors that it may not have had as of December 31, 2025. To the extent the Fund invests a significant portion of its assets in a given jurisdiction or investment sector, the Fund may be exposed to the risks associated with that jurisdiction or investment sector. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).
Strategy Portfolio Concentration [Text]	The Fund will be concentrated (i.e., invest more than 25% of Fund assets) in an industry or a group of industries to the extent that the Index is so concentrated. As of December 31, 2025, the Fund had significant investments in financial companies, information technology companies, South Korean issuers, Asian issuers and Latin American issuers, although this may change from time to time.